Vessels, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Balance	$ 336,452
Balance	320,229	$ 336,452
Cost
Property Plant And Equipment [Line Items]
Balance	387,777	387,777
Additions	0	0
Balance	387,777	387,777
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(51,325)	(35,103)
Additions	(16,223)	(16,222)
Balance	(67,548)	(51,325)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	336,452	352,674
Additions	(16,223)	(16,222)
Balance	$ 320,229	$ 336,452